Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 148		$ 153	$ 148	$ 153	$ 105
Interest income on impaired loans	[1]	7,707	$ 6,418	5,648	20,119	17,408
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 69		$ 61	$ 193	$ 212

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,624 for the three months ended July 31, 2022 (April 30, 2022 – $6,915; July 31, 2021 – $5,989) and for the nine months ended July 31, 2022 – $21,870 (July 31, 2021 – $18,467).